Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 107,462	$ 87,536
Carrying amount, liabilities	73,988	64,269
Accumulated fair value hedge adjustments included in carrying amount, assets	(2,794)	(2,268)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,066)	(2,147)
Change in fair value	441	1,048
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(8)	5
HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,769	7,772
Carrying amount, liabilities	78,402	80,889
Accumulated fair value hedge adjustments included in carrying amount, assets	(244)	(490)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,423)	(2,971)
Change in fair value	1,094	(1,397)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(9)	29
Financial investments - measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	93,055	82,321
Accumulated fair value hedge adjustments included in carrying amount, assets	(2,701)	(2,282)
Change in fair value	(728)	2,053
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	311	136
Financial investments - measured at amortised cost
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	492	514
Accumulated fair value hedge adjustments included in carrying amount, assets	11	32
Change in fair value	(14)	32
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	13,915	4,701
Accumulated fair value hedge adjustments included in carrying amount, assets	(104)	(18)
Change in fair value	16	122
Reverse repurchase agreements – non-trading
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	0
Accumulated fair value hedge adjustments included in carrying amount, assets	0	0
Change in fair value	0	15
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	72,576	64,269
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(1,800)	(2,147)
Change in fair value	1,110	(1,179)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	745	1,256
Debt securities in issue | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	78,402	80,889
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,423)	(2,971)
Change in fair value	861	(1,716)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(9)	29
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	1,216	1,299
Customer accounts
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	207
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0
Change in fair value	0
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities		0
Accumulated fair value hedge adjustments included in carrying amount, liabilities		0
Change in fair value		0
Subordinated liabilities
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	1,205	0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(266)	0
Change in fair value	57	5
Loans and advances to banks | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,769	7,772
Accumulated fair value hedge adjustments included in carrying amount, assets	(244)	(490)
Change in fair value	$ 233	$ 319